BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
May 31, 2020
Basis Of Presentation And Significant Accounting Policies [Abstract]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]

Rand/USD at May 31, 2020

Period-end rate: R17.5631 (August 31, 2019 - R14.3314)

9-month period average rate: R15.7345 (May 31, 2019 - R14.2436)

CAD/USD at May 31, 2020

Period-end rate: C$1.3787 (August 31, 2019 - C$1.3295)

9-month period average rate: C$1.3468 (May 31, 2019 - C$1.3267)